Investments in Associates and Joint Ventures - Associate Narrative (Details) $ in Thousands, € in Millions	1 Months Ended			12 Months Ended			24 Months Ended
	Jun. 30, 2018 EUR (€)	Jun. 30, 2018 MXN ($)	May 31, 2018 item	Dec. 31, 2018 MXN ($) director item	Dec. 31, 2017 MXN ($) director item shares	Dec. 31, 2016 MXN ($)	Dec. 31, 2018 EUR (€) shares	Dec. 31, 2018 MXN ($) shares	Jun. 30, 2018 MXN ($)
Disclosure of associates
Reclassification of cumulative gain related to foreign currency translation gain derived from investment				$ 722,023
Recognized gain on disposition of investment				$ 3,513,829
Ocesa Entretenimiento, S.A. de C.V. and subsidiaries (collectively, "OCEN")
Disclosure of associates
Dividends paid					$ 340,000	$ 215,000
UHI
Disclosure of associates
Number of shares owned | shares					1,110,382		1,110,382	1,110,382
Ownership interest in associate				10.00%	10.00%		10.00%
Ownership interest after dilution of warrants exercisable				26.00%	26.00%
Number of officers designated as members of board of directors | item				3	3
Number of directors designated as members of board of directors | director				1	1
Total number of seats held by directors | director				18	18
Number of available board seats | item				22	22
Threshold period to broadcast after proportionate sale of initial investment In associate				7 months 15 days
Proportionate sale of initial investment in associate				0.667
Imagina
Disclosure of associates
Ownership interest in associate	19.90%	19.90%	19.90%
Number board seats held by entity | item			2
Number of available board seats | item			10
Cash consideration of investments accounted for using equity method	€ 284.5	$ 6,603,751
Amount held in Escrow	€ 33.2						€ 15.6	$ 351,913	$ 771,391
Recognized gain on disposition of investment				$ 3,513,829
Ocesa Entretenimiento, S.A. de C.V. and subsidiaries (collectively, "OCEN")
Disclosure of associates
Ownership interest in associate							40.00%
Dividends received from associates					$ 136,000	$ 86,000
Goodwill					$ 359,613			$ 359,613